SHAREHOLDERS' EQUITY (Summary Of Stock Options Granted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of options
Outstanding at beginning of year	6,751,606
Granted	1,435,333
Exercised	(422,311)
Forfeited or expired	(689,028)
Outstanding at end of year	7,075,600	6,751,606
Options exercisable at end of the year	4,568,753
Vested and expected to vest	6,635,385
Weighted average exercise price
Outstanding at beginning of year	$ 3.99
Granted	2.46
Exercised	1.42
Forfeited or expired	5.97
Outstanding at end of year	3.64	$ 3.99
Options exercisable at end of the year	4.25
Vested and expected to vest	$ 3.77
Weighted-average remaining contractual term
Outstanding at end of year	3 years 3 months 19 days	3 years 5 months 20 days
Options exercisable at end of the year	2 years 5 months 1 day
Vested and expected to vest	3 years 2 months 1 day
Aggregate intrinsic value
Outstanding at beginning of year	$ 7,937
Outstanding at end of the year	1,366	$ 7,937
Options exercisable at end of the year	1,242
Vested and expected to vest	$ 1,362